Fair value measurement - Mezz Facility embedded derivative (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Continuity schedule
Balance, beginning of period	[1]	$ 1,037,441
Balance, end of period		852,093	$ 1,037,441	[1]
Mezz Facility embedded derivative
Continuity schedule
Balance, beginning of period		42,635	0		$ 0
Initial recognition			42,698
Redemption of warrants		(11,822)	(8,527)
Change in fair value		3,900	8,464
Balance, end of period		$ 34,713	$ 42,635		$ 0

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.